Condensed Interim Cash Flow Statements (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss for the period	$ (8,872)	$ (11,233)
Adjustments required to reflect net cash used in operating activities (see Appendix A)	3,392	2,484
Interest received	281	445
Interest paid	(61)	(8)
Net cash used in operating activities	(5,260)	(8,312)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(53)	(1,448)
Investment in short-term bank deposits	(36,500)
Maturity of short-term bank deposits	21,000	47,959
Net cash generated from (used in) investing activities	(15,553)	46,511
CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of employees stock options		1
Issuance of ordinary shares and warrants, net		13,725
Principal elements of lease payments	(356)
Net cash generated from (used in) financing activities	(356)	13,726
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(21,169)	51,925
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	29,347	6,694
EXCHANGE GAINS ON CASH AND CASH EQUIVALENTS	104	(89)
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	$ 8,282	$ 58,530